Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 297,758	$ 445,351	$ 241,765
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	265,316	267,948
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	29,757	173,056	235,410
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 2,685	$ 4,347	$ 6,355